Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 26, 2023	Aug. 27, 2022	Aug. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Under rules adopted pursuant to the Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of Company financial performance. The information that follows is provided in compliance with these rules, however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made for fiscal 2024 is described above in our “Compensation Discussion and Analysis.”

The following table summarizes total compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our non-PEO named executive officers as set forth in our Summary Compensation Table, and average compensation actually paid to our non-PEO named executive officers, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the Company fiscal periods indicated:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (in millions)	Company- Selected Measure: Adjusted Revenue (in millions) (7)	Supplemental Company- Selected Measure: Adjusted Operating Income (in millions) (8)
2024	$3,886,540	$4,019,401	$1,321,422	$1,354,238	$100.99	$206.07	$145.5	$2,429.6	$200.5
2023	$3,435,556	$3,157,753	$1,128,676	$1,062,630	$93.05	$141.31	$103.8	$2,190.1	$170.6
2022	$3,312,016	$1,845,414	$895,658	$514,823	$94.60	$116.88	$103.4	$2,000.8	$166.7
2021	$3,276,334	$3,665,751	$1,004,122	$1,350,557	$119.48	$117.50	$151.1	$1,826.2	$195.8
(1)
The PEO’s “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Value	$3,886,540	$3,435,556	$3,312,016	$3,276,334

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(288,516)	-	-	(169,979)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(1,600,037)	(1,599,847)	(1,850,599)	(1,730,230)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	109,173	125,489	160,255	193,446
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	1,935,271	1,418,747	904,998	1,983,077
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	(88,394)	32,738	50,174	(502,705)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	65,364	(254,931)	(731,430)	615,807
				-
Compensation Actually Paid	$4,019,401	$3,157,753	$1,845,414	$3,665,751

(2)
Steven S. Sintros was PEO for each of the fiscal years 2024, 2023, 2022 and 2021.
(3)
The average non-PEO named executive officers’ “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Value	$1,321,422	$1,128,676	$895,658	$1,004,122

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(106,497)	(1,832)	-	(92,006)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(516,029)	(500,314)	(350,195)	(273,923)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	36,293	46,316	62,251	72,991
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	615,155	444,800	315,489	425,776
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	(27,913)	5,707	(678,153)	(94,745)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	31,807	(60,723)	269,774	308,341

Compensation Actually Paid	$1,354,238	$1,062,630	$514,823	$1,350,557

(4) The following non-PEO named executives officers are included in the calculations above:

2024: Shane O’Connor, David Katz, David DiFillippo and William Ross

2023: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2022: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2021: Shane O’Connor, David Katz, David DiFillippo and Cynthia Croatti

(5) Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of three comparison companies used for the stock performance graph on page 19 of our Annual Report on Form 10-K for the fiscal year ended August 31, 2024 (Cintas Corporation, Rollins, Inc. and Aramark).

(7) The Company has identified adjusted revenue as the Company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO named executive officers in fiscal 2024 to the Company’s performance. See “Compensation Discussion and Analysis – Annual Cash Incentive Bonuses – Named Executive Officers – CEO Bonus Plan” for a description of our adjusted revenues for fiscal 2024.

(8) The Company has also selected adjusted operating income as a supplemental Company-selected measure because adjusted operating income is weighted equally with adjusted revenue under our CEO Bonus Plan, Executive Bonus Plan and PSUs. See “Compensation Discussion and Analysis – Annual Cash Incentive Bonuses – Named Executive Officers – CEO Bonus Plan” for a description of our adjusted operating income for fiscal 2024.

Company Selected Measure Name	adjusted revenue
Named Executive Officers, Footnote

(4) The following non-PEO named executives officers are included in the calculations above:

2024: Shane O’Connor, David Katz, David DiFillippo and William Ross

2023: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2022: Shane O’Connor, David Katz, David DiFillippo, William Ross and Michael Croatti

2021: Shane O’Connor, David Katz, David DiFillippo and Cynthia Croatti

Peer Group Issuers, Footnote

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of three comparison companies used for the stock performance graph on page 19 of our Annual Report on Form 10-K for the fiscal year ended August 31, 2024 (Cintas Corporation, Rollins, Inc. and Aramark).

PEO Total Compensation Amount	$ 3,886,540	$ 3,435,556	$ 3,312,016	$ 3,276,334
PEO Actually Paid Compensation Amount	$ 4,019,401	3,157,753	1,845,414	3,665,751
Adjustment To PEO Compensation, Footnote
(1)
The PEO’s “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Value	$3,886,540	$3,435,556	$3,312,016	$3,276,334

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(288,516)	-	-	(169,979)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(1,600,037)	(1,599,847)	(1,850,599)	(1,730,230)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	109,173	125,489	160,255	193,446
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	1,935,271	1,418,747	904,998	1,983,077
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	(88,394)	32,738	50,174	(502,705)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	65,364	(254,931)	(731,430)	615,807
				-
Compensation Actually Paid	$4,019,401	$3,157,753	$1,845,414	$3,665,751

Non-PEO NEO Average Total Compensation Amount	$ 1,321,422	1,128,676	895,658	1,004,122
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,354,238	1,062,630	514,823	1,350,557
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average non-PEO named executive officers’ “compensation actually paid” is reconciled in the following table in accordance with Item 402(v) of Regulation S-K:

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Value	$1,321,422	$1,128,676	$895,658	$1,004,122

Subtract change in the actuarial present value of pension benefits as reported in the Summary Compensation Table for each applicable year	(106,497)	(1,832)	-	(92,006)
Subtract grant date fair value of equity awards as reported in the Summary Compensation Table for each applicable year	(516,029)	(500,314)	(350,195)	(273,923)
Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	36,293	46,316	62,251	72,991
Add fair value of equity compensation granted and vested in current year—value on vesting date	-	-	-	-
Add fair value of equity compensation granted in current year—value at end of year-end	615,155	444,800	315,489	425,776
Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	(27,913)	5,707	(678,153)	(94,745)
Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	31,807	(60,723)	269,774	308,341

Compensation Actually Paid	$1,354,238	$1,062,630	$514,823	$1,350,557

Equity Valuation Assumption Difference, Footnote

(5) Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 100.99	93.05	94.6	119.48
Peer Group Total Shareholder Return Amount	206.07	141.31	116.88	117.5
Net Income (Loss)	$ 145,500,000	$ 103,800,000	$ 103,400,000	$ 151,100,000
Company Selected Measure Amount	2,429,600,000	2,190,100,000	2,000,800,000	1,826,200,000
Adjustment to Compensation, Amount	$ 200,500,000	$ 170,600,000	$ 166,700,000	$ 195,800,000
PEO Name	Steven S. Sintros	Steven S. Sintros	Steven S. Sintros	Steven S. Sintros
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (288,516)			$ (169,979)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,173	$ 125,489	$ 160,255	193,446
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,037)	(1,599,847)	(1,850,599)	(1,730,230)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,935,271	1,418,747	904,998	1,983,077
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,364	(254,931)	(731,430)	615,807
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,394)	32,738	50,174	(502,705)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,497)	(1,832)		(92,006)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,293	46,316	62,251	72,991
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,029)	(500,314)	(350,195)	(273,923)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,155	444,800	315,489	425,776
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,807	(60,723)	269,774	308,341
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,913)	$ 5,707	$ (678,153)	$ (94,745)